Other Assets and Other Liabilities - Schedule of Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Held-for-sale assets	$ 685,674
Derivative instruments	368,871	$ 554,263
Intangible assets, net	161,945	220,036
Receivables	106,545	127,573
Prepaid expenses	23,920	24,022
Deferred financing costs, net	14,671	6,006
Interest receivable	216	7,929
Deferred tax assets		5,043
Other	3,637	2,757
Total other assets	$ 1,365,479	$ 947,629